Segment Information - Schedule of Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													$ 1,844,404	$ 1,795,067	$ 1,769,120
Intersegment sales													83,374	92,121	61,251
Total operating revenues	488,566	371,799	409,768	657,645	517,651	352,592	388,505	628,440	468,112	307,683	385,825	668,751	1,927,778	1,887,188	1,830,371
Interest revenue													924	485	194
Interest expense													68,020	69,602	77,589
Depreciation and amortization													223,422	200,469	190,463
Income tax expense													75,276	63,303	54,925
Segment net income													133,331	112,287	103,877
Segment assets	4,488,057				4,276,007				3,984,193				4,488,057	4,276,007	3,984,193
Capital expenditures													395,712	380,991	215,439
Gas Operations [Member]
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													1,321,728	1,403,366	1,511,907
Total operating revenues													1,321,728	1,403,366	1,511,907
Interest revenue													915	465	158
Interest expense													66,957	68,777	77,025
Depreciation and amortization													186,035	175,253	170,456
Income tax expense													64,973	49,576	47,073
Segment net income													116,619	91,420	91,382
Segment assets	4,204,948				4,048,613				3,845,111				4,204,948	4,048,613	3,845,111
Capital expenditures													308,951	305,542	188,379
Construction Services [Member]
Segment Reporting Information [Line Items]
Revenues from unaffiliated customers													522,676	391,701	257,213
Intersegment sales													83,374	92,121	61,251
Total operating revenues													606,050	483,822	318,464
Interest revenue													9	20	36
Interest expense													1,063	825	564
Depreciation and amortization													37,387	25,216	20,007
Income tax expense													10,303	13,727	7,852
Segment net income													16,712	20,867	12,495
Segment assets	283,109				227,394				139,082				283,109	227,394	139,082
Capital expenditures													$ 86,761	$ 75,449	$ 27,060